Warrant derivative (Tables)	12 Months Ended
Dec. 31, 2025
Warrant derivative
Schedule of reconciliation of change in fair value of warrant derivatives

	Fair Value of July ’22 Warrant	Fair Value of November ‘25
	Derivative	Warrant Derivative
	$	$
	(Restated – see Note 4)	(Restated – see Note 4)
Balance, December 31, 2023	7,109,543	—
Change in fair value of warrant derivative	1,060,353	—
Balance, December 31, 2024	8,169,897	—
Recognition of warrant derivative		4,338,218
Change in fair value of warrant derivative	12,541,085	8,309,296
Derecognition of warrant derivative	(20,710,982)	—
Balance, December 31, 2025	—	12,647,514

Schedule of assumptions used in measuring estimated fair value of the warrant derivatives

	December 31, 2025	December 31, 2024
	(Restated – see Note 4)	(Restated – see Note 4)
Risk-free interest rate	2.57%	2.92%
Expected warrant life in years	2.62 years	2.53 years
Expected stock price volatility	82.46%	71.14%
Dividend yield	—	—
Warrants outstanding	2,392,832	5,075,000